Other Non Current Liabilities - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [line items]
Other non-current liabilities	€ 48,474	€ 18,060
BARDA
Disclosure of detailed information about service concession arrangements [line items]
Advance payment, other non-current liabilities	36,402
City of Fishers
Disclosure of detailed information about service concession arrangements [line items]
Advance payment, other non-current liabilities	2,183
Other noncurrent liabilities tax	€ 7,858